Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: July 10, 2024

Payment Date	7/15/2024
Collection Period Start	6/1/2024
Collection Period End	6/30/2024
Interest Period Start	6/17/2024
Interest Period End	7/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$10,447,770.97	$10,447,770.97	$—	—	Sep-25
Class A-2b Notes	$2,250,508.22	$2,250,508.22	$—	—	Sep-25
Class A-3 Notes	$631,800,000.00	$22,615,147.12	$609,184,852.88	0.964205	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$861,608,279.19	$35,313,426.31	$826,294,852.88

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$934,765,647.11	$896,067,084.29	0.433581
YSOC Amount	$68,409,583.63	$65,024,447.12
Adjusted Pool Balance	$866,356,063.48	$831,042,637.17
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$10,447,770.97	3.74000%	30/360	$32,562.22
Class A-2b Notes	$2,250,508.22	5.98303%	ACT/360	$10,472.67
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$861,608,279.19			$2,689,413.14

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$934,765,647.11	$896,067,084.29
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$866,356,063.48	$831,042,637.17
Number of Receivables Outstanding	63,744	62,587
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	37.9	37.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,686,208.84
Principal Collections	$38,154,127.82
Liquidation Proceeds	$317,864.82
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,158,201.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,158,201.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$778,971.37	$778,971.37	$—	$—	$40,379,230.11
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,379,230.11
Interest - Class A-2a Notes	$32,562.22	$32,562.22	$—	$—	$40,346,667.89
Interest - Class A-2b Notes	$10,472.67	$10,472.67	$—	$—	$40,336,195.22
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$38,409,205.22
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$37,916,866.97
First Allocation of Principal	$—	$—	$—	$—	$37,916,866.97
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$37,849,258.64
Second Allocation of Principal	$—	$—	$—	$—	$37,849,258.64
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$37,775,316.97
Third Allocation of Principal	$11,565,642.02	$11,565,642.02	$—	$—	$26,209,674.95
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,124,174.95
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,124,174.95
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,124,174.95
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,376,390.66
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,376,390.66
Remaining Funds to Certificates	$2,376,390.66	$2,376,390.66	$—	$—	$—
Total	$41,158,201.48	$41,158,201.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$68,409,583.63
Increase/(Decrease)	$(3,385,136.51)
Ending YSOC Amount	$65,024,447.12

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$866,356,063.48	$831,042,637.17
Note Balance	$861,608,279.19	$826,294,852.88
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	44	$544,435.00
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	153	$317,864.82
Monthly Net Losses (Liquidation Proceeds)			$226,570.18
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.35%
Preceding Collection Period			0.15%
Current Collection Period			0.30%
Four-Month Average Net Loss Ratio			0.25%
Cumulative Net Losses for All Periods			$4,686,499.27
Cumulative Net Loss Ratio			0.23%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.34%	160	$3,041,093.11
60-89 Days Delinquent	0.08%	41	$742,177.42
90-119 Days Delinquent	0.04%	17	$327,191.99
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	218	$4,110,462.52

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$172,440.37
Total Repossessed Inventory		20	$375,565.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		58	$1,069,369.41
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.15%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.88	0.10%	39	0.06%